PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) item	Dec. 31, 2022 BRL (R$) item
Provisions recognized
Loan agreements	R$ 896,746
Judicial deposits	R$ 26,541,692	R$ 33,332,719
Compulsory Loan, Interest Rate	6.00%
Estimate loss or value involved in the legal proceeding	R$ 47,023,866	43,952,814
Provision on legal proceedings, non-current	24,250,819	30,623,558
Insufficient collection or declaration for PIS/COFINS
Provisions recognized
Estimate loss or value involved in the legal proceeding	1,730,503	1,645,510
Notice of Violation - PIS/COFINS
Provisions recognized
Estimate loss or value involved in the legal proceeding	202,475	189,208
Chesf
Provisions recognized
Estimate loss or value involved in the legal proceeding	673,210	611,987
Civil
Provisions recognized
Judicial deposits	22,833,389	29,647,200
Provision on legal proceedings, non-current	20,550,810	26,945,065
Compulsory Loan
Provisions recognized
Provisions (net of reversal)	1,937,088
Reductions obtained	3,895,596
Reductions obtained for agreements that have already been signed	1,954,876
Reductions obtained as a result of payments made	2,923,987
Judicial deposits	R$ 17,263,567	R$ 24,424,205
Number of legal actions filed | item	3,374	3,703
Declaration of Nullity | Chesf
Provisions recognized
Litigation amount claimed	R$ 350,000
Provision on legal proceedings, non-current	2,118,528	R$ 2,067,368
Tax
Provisions recognized
Provision on legal proceedings, non-current	784,408	586,489
Labor
Provisions recognized
Judicial deposits	2,291,718	2,076,887
Provision on legal proceedings, non-current	R$ 2,283,424	R$ 2,069,861